RECOVERABLE TAXES - Rollforward of provision for loss (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
ICMS
Beginning balance	R$ (10,792)
Business combination with Fibria	(1,211,109)
Addition	(82,428)
Ending balance	(1,304,329)
PIS and COFINS
Beginning balance	0
Addition	(21,132)
Ending balance	(21,132)
Total
Beginning balance	(10,792)
Business combination with Fibria	(1,211,109)
Addition	(103,560)
Ending balance	R$ (1,325,461)